INITIAL PUBLIC OFFERING (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING [Abstract]
INITIAL PUBLIC OFFERING
NOTE 3 - INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 27,600,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 4 — INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 27,600,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A Common Stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment (see Note 7).